Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

June 1, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing a combined proxy statement and registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby all of the assets and liabilities of Western Asset Limited Duration Bond Fund, a series of Western Asset Funds, Inc., a Maryland Corporation, will be transferred in a tax-free reorganization to Legg Mason Western Asset Short-Term Bond Fund (the “Acquiring Fund”), a series of the Trust, in exchange for shares of the Acquiring Fund.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on July 2, 2012 pursuant to Rule 488.

Please call the undersigned at (617) 951-8267 or Jeremy B. Kantrowitz at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz